Tax - Summary of Deferred Tax Assets Expire (Detail) $ in Millions	Mar. 31, 2026 USD ($)
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards, not subject to expiration	$ 0.2
Total	0.9
April 1, 2026 to March 31, 2030 [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards, subject to expiration	0.6
April 1, 2031 to March 31, 2035 [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards, subject to expiration	$ 0.1